DEFERRED REVENUE (Details Narrative) - USD ($)	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Revenue from Contract with Customer [Abstract]
Deferred revenue	$ 241,292	$ 687,766